Shareholders’ Equity (Details) - USD ($)		Jan. 26, 2024	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.00005				$ 0.00005
Ordinary shares, shares issued	[1]		21,265,000				20,000,000
Ordinary shares, shares outstanding	[1]		21,265,000				20,000,000
Stockholders' equity note, share split		4,000-for-1
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares authorized			50,000
Ordinary shares, par value (in Dollars per share)			$ 1			$ 1
Ordinary shares, shares issued				1,000	1,000
Ordinary shares, shares outstanding			21,265,000	1,000	1,000		20,000,000	20,000,000
Stockholders' equity note, share split		5-for-1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).